EXPLORATION AND EVALUATION ASSETS	6 Months Ended
Jun. 30, 2022
EXPLORATION AND EVALUATION ASSETS

5. EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2021	318	246	5	46	615
Acquisition costs – cash	5	4	-	-	9
Impairment	-	-	-	-	-
Balance, June 30, 2022	323	250	5	46	624

Exploration
Balance, December 31, 2021	1,542	265	119	36,558	38,484
Administration	-	-	-	10	10
Drilling	-	-	-	-	-
Geology	8	7	2	40	57
Geophysics	-	-	-	1	1
Property maintenance	-	-	3	32	35
Infrastructure	-	-	-	-	-
Impairment	-	-	-	-	-
	8	7	5	83	103
Balance, June 30, 2022	1,550	272	124	36,641	38,587

Total, June 30, 2022	1,873	522	129	36,687	39,211

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	5	4	-	-	-	9
Balance, June 30, 2021	313	242	42	14	46	657

Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Property maintenance	1	1	1	-	17	20
Administration	-	-	-	-	7	7
Camp operations	-	-	-	-	(95)	(95)
Drilling	-	-	-	-	21	21
Geology	5	5	10	-	24	44
Geophysics	-	-	1	-	-	1
	6	6	12	-	(26)	(2)
Balance, June 30, 2021	1,535	258	154	13	36,493	38,453
Total, June 30, 2021	1,848	500	196	27	36,539	39,110

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009 and as last amended on March 12, 2013, the Company completed the required consideration and acquired the rights to a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

Commencing August 1, 2015, the Company is obligated to pay advances on net smelter return royalties (“NSR”) of $10,000 per annum. The Company paid the required $5,000 during the six months period ended June 30, 2022 (June 30, 2021 - $5,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the six months period ended June 30, 2022, the Company incurred acquisition and exploration expenditures totalling $12,806 (June 30, 2021 - $10,746) on the Post Creek Property.

Halcyon

On December 31, 2015, the Company completed the required consideration of the option agreement and acquired rights to a mineral claim known as the Halcyon Property located within the Sudbury Mining District of Ontario, subject to certain NSR and advance royalty payments.

Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8,000 per annum. The Company paid the required $4,000 during six months period ended June 30, 2022 (June 30, 2021 - $4,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the six months period ended June 30, 2022, the Company incurred $11,806 (June 30, 2021 - $9,746) in acquisition and exploration expenditures on the Halcyon Property.

Quetico

On April 26 and May 17, 2018, the Company acquired the right to certain mineral claims known as Quetico located within the Sudbury Mining District of Ontario.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim. By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office. Alternately, the Company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work.

The Company had no minimum required exploration commitment for the years ended December 31, 2021, 2020 and 2019 as two one-year extensions were granted for year 2020 and 2021 as a result of the COVID-19 pandemic.

The total annual work requirement for Quetico project after April 26, 2021 is $324,000 should the Company maintain the current size of the claims. Work reports for 2020 were filed and total expenditures of $61,783 were approved on June 4, 2021.

In April 2020, the Company applied for a one - year exclusion under a COVID-19 relief program offered by the Ontario Ministry of Energy, Northern Development and Mine (ENDM). The one-year exclusion was granted on September 1, 2020, thus adjusting the work requirement due dates to April and May of 2021. The COVID-19 relief program was offered again in 2021, and the Company lodged a second set of applications on March 29, 2021 and April 21, 2021 to extend the tenure of the claim blocks. The additional one-year exclusions were granted on May 14 and May 20, 2021 thus adjusting the work requirement due dates to April and May of 2022.

The work commitment to hold all 809 claim cells was $323,600, with claims due in April and May of 2022. The company made a decision to retain the most prospective claims and chose 99 claims. For the Quetico East Block, renewed 49 high priority claims for 2 years. For one of the Quetico West Blocks, renewed 46 claims for 1 year and 4 high priority claims for 2 years. All other claims expired.

During the six months period ended June 30, 2022, the Company incurred $4,799 (June 30, 2021 - $11,668) in exploration and license related expenditures on the Quetico Property.

IFRS 6 requires management to assess the exploration and evaluation assets for impairment. Accordingly, at December 31, 2021, management believed that facts and circumstances existed to suggest that the carrying amount of Quetico claims exceeded its recoverable amount. As a result, management determined the Quetico claims should be impaired by $71,466 and its recoverable amount was reduced to $124,348 at the end of December 31, 2021.

Lingman Lake Property

During the year ended December 31, 2019, the Company staked certain mineral claims known as Lingman Lake located northwest of Thunder Bay, Ontario. The Company incurred total acquisition and related costs of $Nil (December 31, 2020 - $Nil) during the year ended December 31, 2021. As at December 31, 2021, management elected not to proceed with further exploration on the property. Accordingly, all acquisition and exploration related costs were impaired as at December 31, 2021, totalling $27,657.

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Maniitsoq Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time, however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the six months period ended June 30, 2022, the Company spent in aggregate of $82,527 (June 30, 2021 - $69,169 in acquisition and exploration expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui, Carbonatite and 2020/05 Licenses.

During the year ended December 31, 2021, the Company spent in aggregate of $133,772 in acquisition and exploration expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui, Carbonatite and 2020/05 Licenses.

During the year ended December 31, 2020, the Company has recorded a $267,000 provision for camp site cleanup and restoration obligations. The cost accrued was based on the best estimate of restoration activities that would be required on the Maniitsoq Property.The Company fulfilled the obligation during the year ended December 31, 2021 and recorded provision recovery of $94,606 since the actual costs incurred were lower than the provision.

IFRS 6 requires management to assess the exploration and evaluation assets for impairment. No facts or circumstances existed at December 31, 2021 and December 31, 2020 to suggest impairment on the Maniitsoq property. The valuation was based on historical drilling results and management’s future exploration plans on the Maniitsoq Property. The Company intends to plan and budget for further exploration on the Maniitsoq Property in the future.

Further details on the licenses comprising the Maniitsoq Property and related expenditures are outlined below:

Sulussugut License (2011/54)

(All references to amounts in Danish Kroners, “DKK”)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $5,742 (DKK 31,400) upon granting of the Sulussugut License. The application for another 5-year term on the Sulussugut License was submitted to the Greenland Mineral License & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $7,982 (DKK 40,400) which provided for renewal of the Sulussugut License until 2020.

During the year ended December 31, 2021, the Company received a license extension, which provides for renewal period until December 31, 2022.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809,340 (approximately $15,808,386) between the years ended December 31, 2011 to 2015 by incurring $26,115,831 on the Sulussugut License. As of December 31, 2021, the Company has spent $56,367,505 on exploration costs for the Sulussugut License.

The Company had no minimum required exploration commitment for the year ended December 31, 2021 and available credits of DKK 285,866,733 (approximately $57,026,697) at the end of December 31, 2021. During the year ended December 31, 2021, the Company had approved exploration expenditures of DKK 1,921,180 (approximately $384,236). The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.

During the six months period ended June 30, 2022, the Company spent a total of $67,622 (June 30, 2021 - $49,445) in exploration and license related expenditures on the Sulussugut License.

To December 31, 2021 and 2020, the Company has completed all obligations with respect to required reduction of the area of the license.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

Ininngui License (2012/28)

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $5,755 (DKK 32,200) upon granting of the Ininngui License. The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023.

The Ininngui License is contiguous with the Sulussugut License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2021, the Company has not used the procedure for the license.

The Company had no minimum required exploration commitment for the year ended December 31, 2021. As of December 31, 2021, the Company has spent $5,221,333 on exploration costs for the Ininngui License and exceeded the minimum requirement with a total cumulative surplus credit of DKK 30,515,237 (approximately $6,087,393). The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.

During the six months period ended June 30, 2022, the Company spent a total of $12,567 in exploration and license related expenditures (June 30, 2021 - $14,306).

Carbonatite License (2018/21)

Effective May 4, 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $6,523 (DKK 31,000) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2021, the Company received a license extension, which provides for renewal until December 31, 2024.

The Company had no minimum required exploration obligation for the year ended December 31, 2021. As of December 31, 2021, the Company has spent $1,511,400 on exploration costs for the Carbonatite License. To December 31, 2021, the Company’s expenditures exceeded the minimum requirement and the Company has a total surplus credit of DKK 10,577,191 (approximately $2,110,012). The credit available from each year may be carried forward 3 years plus a 1-year extension and expire between December 31, 2023 to December 2024. The Company has no exploration commitment for the 2022 fiscal year.

During the six months period ended June 30, 2022, the Company spent a total of $2,338 in exploration and license related expenditures (June 30, 2021 - $5,022).

West Greenland Prospecting License (2020/05)

On February 18, 2020, the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024. The Company paid a granting fee of $4,301 (DKK 21,900).

There were no exploration related costs incurred during the six months period ended June 30, 2022 (June 30, 2021 - $396)

High Atlas Project in Morocco

In 2018, the Company’s geologists identified a project opportunity in the high Atlas Mountains of Morocco. There is no modern geophysical coverage and no drilling on the property.

In 2019, the Company signed an MOU with ONHYM (Office National des Hydrocarbons et des Mines), a government entity and single largest current permit holder in Morocco. Through this alliance, the Company was given access to confidential exploration data to develop nickel projects in the High Atlas Region of Morocco. In November and December 2021, the Company lodged applications for five permits in Morocco. In December, four of the five permits were awarded to the Company. An application for a fifth permit was submitted and awarded in February 2022. Work plans were submitted in May 2022. The work obligations are DKK528,000 (approximately C$65,000) per permit over a 3 year period with work commencing within six months.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

During the six months period ended June 30, 2022, the Company spent a total of $22,564 (June 30, 2021 - $4,195).

in exploration and license related expenditures on the project and recorded it as property investigation expense in the condensed interim consolidated statements of comprehensive loss.